Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expenses
Personnel expenses	$ 234,740	$ 164,646	$ 108,507
Professional and marketing fees	178,570	102,674	48,681
Supervisory board	6,912	12,958	4,838
Depreciation and amortization	2,211	2,126	1,092
IT expenses	17,431	8,977
Other expenses	32,268	16,263	8,525
Total Selling, general and administrative expenses	$ 472,132	$ 307,644	$ 171,643